RELATED PARTY TRANSACTIONS (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Due from Related Parties, Current		$ 0	$ 776,998
Due to Related Parties, Current		429,650	69,194
Revenue from Related Parties		0	2,919,696	$ 0
Related Party Transaction, Purchases from Related Party		0	2,794,596	0
Mr. YonghongChe [Member]
Due from Related Parties, Current	[1]	0	720,773
Due to Related Parties, Current		53,741	50,454
Revenue from Related Parties		0	0	20,270
Mr. Jinwen Liu [Member]
Due from Related Parties, Current	[2]	0	3,861
Liulin Hongxing Coking Coal Trade Co., Ltd. (“Hongxing”) [Member]
Due from Related Parties, Current	[3]	0	52,364
Due to Related Parties, Current		0	18,740
Revenue from Related Parties		0	2,919,696	0
Related Party Transaction, Purchases from Related Party		0	4,664,452	0
Related Party Transaction, Expenses from Transactions with Related Party		19,246	19,572	$ 0
Mr. BingshanGuo [Member]
Due to Related Parties, Current		222,362	0
Mr. XiangyangGuo [Member]
Due to Related Parties, Current		$ 153,547	$ 0

[1]	Mr. YonghongChe is one of the owners, director and general manager of Liulin Junhao before February 2015 and one of the principal shareholders after December 31, 2016.
[2]	Mr. Jinwen Liu is the general manager of Liulin Junhao from April 2015 to December 2016, he is also the director of Liulin Junhao starting from April 2015.
[3]	Mr. Mao Feiyue, the director and controlling shareholder of Beijing Jinxuan, is also the general manager and legal representative of Hongxing. In this regard, Hongxing and Liulin Junhao are deemed related parties during March 1, 2015 to December 31, 2016,during which Beijing Jinxuan was the 100% owner of Liulin Junhao and Feiyue Mao was the beneficial owner of Beijing Jinxuan and in turn of Liulin Junhao.(Note 1)